Trade and Other Receivables - Details of Trade and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Accounts receivable - trade	₩ 2,230,979	₩ 2,008,640
Short-term loans	66,123	59,094
Accounts receivable - other	905,436	937,837
Accrued income	3,811	6,066
Guarantee deposits (Other current assets)	145,041	2,714
Trade and other receivables, current	3,351,390	3,014,351
Long-term loans	33,760	29,034
Long-term accounts receivable - other	344,662	274,053
Guarantee deposits	164,734	313,140
Long-term accounts receivable - trade (Other non-current assets)	16,916	11,293
Trade and other receivables, noncurrent	560,072	627,520
Trade and other receivables	3,911,462	3,641,871
Gross amount [member]
Disclosure of financial assets [line items]
Accounts receivable - trade	2,480,419	2,268,680
Short-term loans	66,706	59,643
Accounts receivable - other	953,815	1,006,183
Accrued income	3,977	6,232
Guarantee deposits (Other current assets)	145,041	2,714
Trade and other receivables, current	3,649,958	3,343,452
Long-term loans	81,231	75,860
Long-term accounts receivable - other	344,662	274,053
Guarantee deposits	165,033	313,140
Long-term accounts receivable - trade (Other non-current assets)	16,977	11,410
Trade and other receivables, noncurrent	607,903	674,463
Trade and other receivables	4,257,861	4,017,915
Loss allowance [member]
Disclosure of financial assets [line items]
Accounts receivable - trade	(249,440)	(260,040)
Short-term loans	(583)	(549)
Accounts receivable - other	(48,379)	(68,346)
Accrued income	(166)	(166)
Trade and other receivables, current	(298,568)	(329,101)
Long-term loans	(47,471)	(46,826)
Guarantee deposits	(299)
Long-term accounts receivable - trade (Other non-current assets)	(61)	(117)
Trade and other receivables, noncurrent	(47,831)	(46,943)
Trade and other receivables	₩ (346,399)	₩ (376,044)